Cash and Cash Equivalents	12 Months Ended
Jan. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
11	Cash and Cash Equivalents

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Cash on hand	47	54	48
Cash at bank	1,915	10,685	2,596
	1,962	10,739	2,644